Inventories, net (Tables)	12 Months Ended
Dec. 31, 2018
Inventories, net
Schedule of Inventories, net

	As of December 31,
	2017	2018
	RMB	RMB
Products	41,840,945	44,678,983
Packing materials and others	358,207	219,961
Inventories	42,199,152	44,898,944
Inventory valuation allowance	(498,773)	(868,860)
Inventories, net	41,700,379	44,030,084